NEW ACCOUNTING STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2017
New Accounting Standards And Interpretations
NOTE 5 - NEW ACCOUNTING STANDARDS AND INTERPRETATIONS

Issued but not yet adopted

Several new standards, interpretations and amendments to existing standards were issued by the IASB or International Financial Reporting Standards Interpretations Committee (“IFRS IC”). They are mandatory but not yet effective for the period ended December 31, 2017 and have not been applied in preparing these consolidated financial statements. Many of these are not applicable or are inconsequential to the Corporation and have been excluded from the discussion below.

The following standards and interpretations have been issued by the IASB and the IFRS IC and the Corporation is currently assessing their impact on the financial statements:

IFRS 9, Financial Instruments

IFRS 9 - Financial Instruments (“IFRS 9”) ultimately replaces IAS 39 – Financial Instruments: Recognition and Measurement (“IAS 39”), with the objective of improving and simplifying the reporting for financial instruments.

In July 2014, the IASB issued the final version of IFRS 9, Financial Instruments (IFRS 9). IFRS 9 supersedes IAS 39, IFRIC 9 and earlier versions of IFRS 9. This standard provides guidance on the classification and measurement of financial liabilities and the presentation of gains and losses on financial liabilities designated at fair value through profit and loss. When an entity elects to measure a financial liability at fair value, gains or losses due to changes in the credit risk of the instrument must be recognized in other comprehensive income.

This standard is effective for annual periods beginning on or after January 1, 2018 with earlier adoption permitted. The Corporation has not yet assessed the impact of the adoption of this standard on its consolidated financial statements.

IFRS 15, Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers, which establishes principles for reporting the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. It provides a single model in order to depict the transfer of promised goods or services to customers.

IFRS 15 supersedes the following standards: IAS 11, Construction Contracts, IAS 18, Revenue, IFRIC 13, Customer Loyalty Programs, IFRIC 15, Agreements for the Construction of Real Estate, IFRIC 18, Transfers of Assets from Customers, and SIC-31, Revenue - Barter Transactions Involving Advertising Service.

The core principle of IFRS 15 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.

IFRS 15 also includes a cohesive set of disclosure requirements that would result in an entity providing comprehensive information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts with customers.

This standard is effective for annual periods beginning on or after January 1, 2018 with earlier adoption permitted. The Corporation has not yet assessed the impact of the adoption of this standard on its consolidated financial statements.

IFRS 16, Leases

This standard introduces a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months and for which the underlying asset is not of low value. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed. IFRS 16 requires enhanced disclosure by lessors of information about their risk exposure.

Effective for annual reporting periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15, Revenue from Contracts with Customers, at or before the date of initial application of IFRS 16.

A lessee should apply IFRS 16 to its leases either: (a) retrospectively to each prior reporting period presented applying IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors; or (b) retrospectively with the cumulative effect of initially applying IFRS 16 recognized at the date of initial application. A lessor is not required to make any adjustments on transition for leases in which it is a lessor and should account for those leases applying IFRS 16 from the date of initial application. The Corporation has not yet assessed the impact of the adoption of this standard on its consolidated financial statements.

IAS 12, Paragraph BC60 Recognition of Deferred Tax Assets for Unrealized Losses, Amendments to IAS 12

This standard requires that A deferred tax asset shall be recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized, unless the deferred tax asset arises from the initial recognition of an asset or liability in a transaction that: (a) is not a business combination; and (b) at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss).

Effective for annual periods beginning on or after January 1, 2017. Earlier application is permitted. The Corporation has assessed and decided there is no impact of the adoption of this standard on its consolidated financial statements.